Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000088755
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – BlackRock Global Inflation-Linked Securities Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP® – BlackRock Global Inflation-Linked Securities Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$31	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[1]
AssetsNet	$ 64,355,444
Holdings Count | Holding	360
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$64,355,444
Total number of portfolio holdings	360
Portfolio turnover for the reporting period	38%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	146.5%
Interest Rate Risk	47.7%
Short
Interest Rate Risk	44.0%

Geographic Allocation

Table Summary
United States	52.5%
United Kingdom	20.6%
France	9.3%
Italy	7.4%
Spain	3.2%
Germany	1.9%
Australia	1.6%
Japan	1.5%
Canada	1.3%
Sweden	0.5%
Other	1.2%

C000088756
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – BlackRock Global Inflation-Linked Securities Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP® – BlackRock Global Inflation-Linked Securities Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$43	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%	[2]
AssetsNet	$ 64,355,444
Holdings Count | Holding	360
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$64,355,444
Total number of portfolio holdings	360
Portfolio turnover for the reporting period	38%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	146.5%
Interest Rate Risk	47.7%
Short
Interest Rate Risk	44.0%

Geographic Allocation

Table Summary
United States	52.5%
United Kingdom	20.6%
France	9.3%
Italy	7.4%
Spain	3.2%
Germany	1.9%
Australia	1.6%
Japan	1.5%
Canada	1.3%
Sweden	0.5%
Other	1.2%

C000055676
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – BlackRock Global Inflation-Linked Securities Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP® – BlackRock Global Inflation-Linked Securities Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[3]
AssetsNet	$ 64,355,444
Holdings Count | Holding	360
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$64,355,444
Total number of portfolio holdings	360
Portfolio turnover for the reporting period	38%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	146.5%
Interest Rate Risk	47.7%
Short
Interest Rate Risk	44.0%

Geographic Allocation

Table Summary
United States	52.5%
United Kingdom	20.6%
France	9.3%
Italy	7.4%
Spain	3.2%
Germany	1.9%
Australia	1.6%
Japan	1.5%
Canada	1.3%
Sweden	0.5%
Other	1.2%

C000087808
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – CenterSquare Real Estate Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP® – CenterSquare Real Estate Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$46	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%	[4]
AssetsNet	$ 152,131,258
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$152,131,258
Total number of portfolio holdings	57
Portfolio turnover for the reporting period	21%

Holdings [Text Block]

Real Estate Sub-industry Allocation

Table Summary
Health Care REITs	21.1%
Retail REITs	18.4%
Data Center REITs	13.0%
Industrial REITs	12.4%
Multi-Family Residential REITs	8.3%
Self Storage REITs	6.9%
Other Specialized REITs	5.8%
Single-Family Residential REITs	5.4%
Office REITs	3.4%
Hotel & Resort REITs	2.9%
Other	1.5%

Asset Categories

Table Summary
Common Stocks	99.1%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Welltower, Inc.	10.2%
Equinix, Inc.	8.2%
Prologis, Inc.	6.3%
Ventas, Inc.	4.9%
Digital Realty Trust, Inc.	4.8%
Simon Property Group, Inc.	3.5%
Public Storage	3.2%
First Industrial Realty Trust, Inc.	3.1%
Iron Mountain, Inc.	3.0%
Extra Space Storage, Inc.	3.0%

Material Fund Change [Text Block]
C000087809
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – CenterSquare Real Estate Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP® – CenterSquare Real Estate Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$59	1.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.09%	[5]
AssetsNet	$ 152,131,258
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$152,131,258
Total number of portfolio holdings	57
Portfolio turnover for the reporting period	21%

Holdings [Text Block]

Real Estate Sub-industry Allocation

Table Summary
Health Care REITs	21.1%
Retail REITs	18.4%
Data Center REITs	13.0%
Industrial REITs	12.4%
Multi-Family Residential REITs	8.3%
Self Storage REITs	6.9%
Other Specialized REITs	5.8%
Single-Family Residential REITs	5.4%
Office REITs	3.4%
Hotel & Resort REITs	2.9%
Other	1.5%

Asset Categories

Table Summary
Common Stocks	99.1%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Welltower, Inc.	10.2%
Equinix, Inc.	8.2%
Prologis, Inc.	6.3%
Ventas, Inc.	4.9%
Digital Realty Trust, Inc.	4.8%
Simon Property Group, Inc.	3.5%
Public Storage	3.2%
First Industrial Realty Trust, Inc.	3.1%
Iron Mountain, Inc.	3.0%
Extra Space Storage, Inc.	3.0%

Material Fund Change [Text Block]
C000087786
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP® – Fidelity Institutional AM® Total Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$24	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[6]
AssetsNet	$ 3,356,190,423
Holdings Count | Holding	1,869
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,356,190,423
Total number of portfolio holdings	1,869
Portfolio turnover for the reporting period	194%

Holdings [Text Block]

Asset Categories

Table Summary
U.S. Treasury Obligations	42.3%
Corporate Bonds	23.3%
Agency Mortgage-Backed Securities	16.8%
Money Market Funds	7.1%
Non-Agency Collateralized Loan Obligations Securities	5.8%
Senior Loans	5.3%
Non-Agency Commercial Mortgage-Backed Securities	2.3%
Non-Agency Asset-Backed Securities	2.2%
Foreign Government Obligations	1.2%
Other	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
U.S. Treasury Notes 4.125% 02/15/2036	10.4%
U.S. Treasury Bonds 4.750% 02/15/2056	9.4%
U.S. Treasury Notes 3.875% 04/30/2031	7.6%
U.S. Treasury Notes 4.250% 03/31/2033	6.9%
U.S. Treasury Bonds 4.625% 02/15/2046	3.3%
U.S. Treasury Notes 4.125% 04/30/2033	1.4%
U.S. Treasury Notes 3.500% 11/30/2030	1.1%
U.S. Treasury Notes 3.875% 06/15/2028	0.9%
Uniform Mortgage-Backed Security, TBA 5.500% 07/01/2056	0.8%
Uniform Mortgage-Backed Security, TBA 5.000% 07/01/2041	0.8%

C000087787
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP® – Fidelity Institutional AM® Total Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[7]
AssetsNet	$ 3,356,190,423
Holdings Count | Holding	1,869
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,356,190,423
Total number of portfolio holdings	1,869
Portfolio turnover for the reporting period	194%

Holdings [Text Block]

Asset Categories

Table Summary
U.S. Treasury Obligations	42.3%
Corporate Bonds	23.3%
Agency Mortgage-Backed Securities	16.8%
Money Market Funds	7.1%
Non-Agency Collateralized Loan Obligations Securities	5.8%
Senior Loans	5.3%
Non-Agency Commercial Mortgage-Backed Securities	2.3%
Non-Agency Asset-Backed Securities	2.2%
Foreign Government Obligations	1.2%
Other	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
U.S. Treasury Notes 4.125% 02/15/2036	10.4%
U.S. Treasury Bonds 4.750% 02/15/2056	9.4%
U.S. Treasury Notes 3.875% 04/30/2031	7.6%
U.S. Treasury Notes 4.250% 03/31/2033	6.9%
U.S. Treasury Bonds 4.625% 02/15/2046	3.3%
U.S. Treasury Notes 4.125% 04/30/2033	1.4%
U.S. Treasury Notes 3.500% 11/30/2030	1.1%
U.S. Treasury Notes 3.875% 06/15/2028	0.9%
Uniform Mortgage-Backed Security, TBA 5.500% 07/01/2056	0.8%
Uniform Mortgage-Backed Security, TBA 5.000% 07/01/2041	0.8%

C000087788
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Principal Large Cap Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP® – Principal Large Cap Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$35	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[8]
AssetsNet	$ 1,883,887,783
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,883,887,783
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	28%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.1%
Technology Hardware, Storage & Peripherals	5.0%
Systems Software	4.9%
Application Software	3.9%
Electronic Components	2.6%
Semiconductor Materials & Equipment	1.5%

Equity Sector Allocation

Table Summary
Information Technology	40.0%
Financials	19.6%
Communication Services	15.4%
Consumer Discretionary	8.7%
Industrials	8.4%
Health Care	4.7%
Materials	1.9%
Consumer Staples	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	15.0%
Apple, Inc.	5.0%
Broadcom, Inc.	4.9%
Microsoft Corp.	4.9%
Alphabet, Inc., Class C	4.5%
TransDigm Group, Inc.	4.4%
Amazon.com, Inc.	4.3%
Brookfield Corp.	4.2%
MasterCard, Inc., Class A	4.2%
Visa, Inc., Class A	4.2%

Material Fund Change [Text Block]
C000087789
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Principal Large Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP® – Principal Large Cap Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$47	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%	[9]
AssetsNet	$ 1,883,887,783
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,883,887,783
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	28%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.1%
Technology Hardware, Storage & Peripherals	5.0%
Systems Software	4.9%
Application Software	3.9%
Electronic Components	2.6%
Semiconductor Materials & Equipment	1.5%

Equity Sector Allocation

Table Summary
Information Technology	40.0%
Financials	19.6%
Communication Services	15.4%
Consumer Discretionary	8.7%
Industrials	8.4%
Health Care	4.7%
Materials	1.9%
Consumer Staples	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	15.0%
Apple, Inc.	5.0%
Broadcom, Inc.	4.9%
Microsoft Corp.	4.9%
Alphabet, Inc., Class C	4.5%
TransDigm Group, Inc.	4.4%
Amazon.com, Inc.	4.3%
Brookfield Corp.	4.2%
MasterCard, Inc., Class A	4.2%
Visa, Inc., Class A	4.2%

Material Fund Change [Text Block]
C000087810
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – T. Rowe Price Large Cap Value Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$37	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%	[10]
AssetsNet	$ 2,111,227,657
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,111,227,657
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	30%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	20.1%
Financials	17.9%
Health Care	14.2%
Industrials	11.7%
Consumer Discretionary	9.2%
Energy	7.1%
Consumer Staples	6.4%
Utilities	4.3%
Materials	4.2%
Real Estate	2.4%
Other	2.4%

Asset Categories

Table Summary
Common Stocks	99.9%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Amazon.com, Inc.	6.4%
Apple, Inc.	5.4%
Microsoft Corp.	4.1%
CSX Corp.	2.7%
ConocoPhillips Co.	2.4%
Chubb Ltd.	2.4%
Charles Schwab Corp. (The)	2.4%
Bank of America Corp.	2.3%
Colgate-Palmolive Co.	2.2%
Procter & Gamble Co. (The)	2.2%

Material Fund Change [Text Block]
C000087811
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – T. Rowe Price Large Cap Value Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$51	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.94%	[11]
AssetsNet	$ 2,111,227,657
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,111,227,657
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	30%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	20.1%
Financials	17.9%
Health Care	14.2%
Industrials	11.7%
Consumer Discretionary	9.2%
Energy	7.1%
Consumer Staples	6.4%
Utilities	4.3%
Materials	4.2%
Real Estate	2.4%
Other	2.4%

Asset Categories

Table Summary
Common Stocks	99.9%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Amazon.com, Inc.	6.4%
Apple, Inc.	5.4%
Microsoft Corp.	4.1%
CSX Corp.	2.7%
ConocoPhillips Co.	2.4%
Chubb Ltd.	2.4%
Charles Schwab Corp. (The)	2.4%
Bank of America Corp.	2.3%
Colgate-Palmolive Co.	2.2%
Procter & Gamble Co. (The)	2.2%

Material Fund Change [Text Block]
C000087814
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – TCW Total Return Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP® – TCW Total Return Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$24	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[12]
AssetsNet	$ 2,853,018,884
Holdings Count | Holding	748
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,853,018,884
Total number of portfolio holdings	748
Portfolio turnover for the reporting period	204%

Holdings [Text Block]

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	35.3%
Money Market Funds	18.5%
Foreign Government Obligations	16.3%
Corporate Bonds & Notes	14.0%
Residential Mortgage-Backed Securities - Non-Agency	9.7%
U.S. Treasury Obligations	9.1%
Asset-Backed Securities - Non-Agency	7.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.0%
Senior Loans	1.5%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
U.S. Treasury 5.000% 05/15/2056	5.6%
United Kingdom Gilt 4.500% 06/07/2028	5.4%
U.S. Treasury 4.375% 05/15/2036	3.7%
Uniform Mortgage-Backed Security TBA 3.500% 07/13/2056	3.6%
Uniform Mortgage-Backed Security TBA 4.000% 07/13/2056	3.2%
U.S. Treasury 5.000% 05/15/2046	2.7%
U.S. Treasury 4.250% 06/30/2033	2.3%
Uniform Mortgage-Backed Security TBA 4.500% 07/13/2056	2.1%
U.S. Treasury 4.125% 06/30/2031	2.0%
U.S. Treasury 4.125% 05/31/2031	1.8%

C000087815
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – TCW Total Return Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP® – TCW Total Return Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[13]
AssetsNet	$ 2,853,018,884
Holdings Count | Holding	748
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,853,018,884
Total number of portfolio holdings	748
Portfolio turnover for the reporting period	204%

Holdings [Text Block]

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	35.3%
Money Market Funds	18.5%
Foreign Government Obligations	16.3%
Corporate Bonds & Notes	14.0%
Residential Mortgage-Backed Securities - Non-Agency	9.7%
U.S. Treasury Obligations	9.1%
Asset-Backed Securities - Non-Agency	7.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.0%
Senior Loans	1.5%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
U.S. Treasury 5.000% 05/15/2056	5.6%
United Kingdom Gilt 4.500% 06/07/2028	5.4%
U.S. Treasury 4.375% 05/15/2036	3.7%
Uniform Mortgage-Backed Security TBA 3.500% 07/13/2056	3.6%
Uniform Mortgage-Backed Security TBA 4.000% 07/13/2056	3.2%
U.S. Treasury 5.000% 05/15/2046	2.7%
U.S. Treasury 4.250% 06/30/2033	2.3%
Uniform Mortgage-Backed Security TBA 4.500% 07/13/2056	2.1%
U.S. Treasury 4.125% 06/30/2031	2.0%
U.S. Treasury 4.125% 05/31/2031	1.8%

C000088775
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Victory Sycamore Established Value Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP® – Victory Sycamore Established Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$44	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%	[14]
AssetsNet	$ 417,637,791
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$417,637,791
Total number of portfolio holdings	74
Portfolio turnover for the reporting period	36%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	23.7%
Consumer Discretionary	12.6%
Information Technology	11.6%
Materials	10.2%
Health Care	8.8%
Financials	7.5%
Energy	6.7%
Real Estate	6.1%
Utilities	5.5%
Consumer Staples	4.8%

Asset Categories

Table Summary
Common Stocks	97.5%
Money Market Funds	2.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Labcorp Holdings, Inc.	2.6%
U.S. Foods Holding Corp.	2.4%
Molina Healthcare, Inc.	2.1%
Alliant Energy Corp.	2.1%
Microchip Technology, Inc.	2.0%
Packaging Corp. of America	2.0%
RPM International, Inc.	1.9%
Keysight Technologies, Inc.	1.9%
Truist Financial Corp.	1.9%
Hubbell, Inc.	1.9%

Material Fund Change [Text Block]
C000088776
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Victory Sycamore Established Value Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP® – Victory Sycamore Established Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$57	1.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.07%	[15]
AssetsNet	$ 417,637,791
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$417,637,791
Total number of portfolio holdings	74
Portfolio turnover for the reporting period	36%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	23.7%
Consumer Discretionary	12.6%
Information Technology	11.6%
Materials	10.2%
Health Care	8.8%
Financials	7.5%
Energy	6.7%
Real Estate	6.1%
Utilities	5.5%
Consumer Staples	4.8%

Asset Categories

Table Summary
Common Stocks	97.5%
Money Market Funds	2.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Labcorp Holdings, Inc.	2.6%
U.S. Foods Holding Corp.	2.4%
Molina Healthcare, Inc.	2.1%
Alliant Energy Corp.	2.1%
Microchip Technology, Inc.	2.0%
Packaging Corp. of America	2.0%
RPM International, Inc.	1.9%
Keysight Technologies, Inc.	1.9%
Truist Financial Corp.	1.9%
Hubbell, Inc.	1.9%

Material Fund Change [Text Block]
C000055687
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Victory Sycamore Established Value Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP® – Victory Sycamore Established Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$50	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%	[16]
AssetsNet	$ 417,637,791
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$417,637,791
Total number of portfolio holdings	74
Portfolio turnover for the reporting period	36%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	23.7%
Consumer Discretionary	12.6%
Information Technology	11.6%
Materials	10.2%
Health Care	8.8%
Financials	7.5%
Energy	6.7%
Real Estate	6.1%
Utilities	5.5%
Consumer Staples	4.8%

Asset Categories

Table Summary
Common Stocks	97.5%
Money Market Funds	2.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Labcorp Holdings, Inc.	2.6%
U.S. Foods Holding Corp.	2.4%
Molina Healthcare, Inc.	2.1%
Alliant Energy Corp.	2.1%
Microchip Technology, Inc.	2.0%
Packaging Corp. of America	2.0%
RPM International, Inc.	1.9%
Keysight Technologies, Inc.	1.9%
Truist Financial Corp.	1.9%
Hubbell, Inc.	1.9%

Material Fund Change [Text Block]
C000087802
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Wellington Large Cap Value Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP® – Wellington Large Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$32	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[17]
AssetsNet	$ 1,059,747,759
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,059,747,759
Total number of portfolio holdings	71
Portfolio turnover for the reporting period	28%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	23.0%
Financials	15.6%
Health Care	14.3%
Industrials	11.7%
Consumer Discretionary	10.2%
Consumer Staples	5.9%
Energy	5.8%
Utilities	4.3%
Real Estate	3.1%
Communication Services	3.0%
Other	2.7%

Asset Categories

Table Summary
Common Stocks	99.6%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Amazon.com, Inc.	6.7%
Microsoft Corp.	6.3%
Apple, Inc.	4.1%
Bank of America Corp.	2.5%
Cisco Systems, Inc.	2.4%
Merck & Co., Inc.	2.3%
UnitedHealth Group, Inc.	2.3%
Philip Morris International, Inc.	2.3%
Johnson & Johnson	2.1%
Welltower, Inc.	2.0%

Material Fund Change [Text Block]
C000087803
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Wellington Large Cap Value Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP® – Wellington Large Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$45	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%	[18]
AssetsNet	$ 1,059,747,759
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,059,747,759
Total number of portfolio holdings	71
Portfolio turnover for the reporting period	28%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	23.0%
Financials	15.6%
Health Care	14.3%
Industrials	11.7%
Consumer Discretionary	10.2%
Consumer Staples	5.9%
Energy	5.8%
Utilities	4.3%
Real Estate	3.1%
Communication Services	3.0%
Other	2.7%

Asset Categories

Table Summary
Common Stocks	99.6%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Amazon.com, Inc.	6.7%
Microsoft Corp.	6.3%
Apple, Inc.	4.1%
Bank of America Corp.	2.5%
Cisco Systems, Inc.	2.4%
Merck & Co., Inc.	2.3%
UnitedHealth Group, Inc.	2.3%
Philip Morris International, Inc.	2.3%
Johnson & Johnson	2.1%
Welltower, Inc.	2.0%

Material Fund Change [Text Block]
C000087800
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Westfield Mid Cap Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP® – Westfield Mid Cap Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$44	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%	[19]
AssetsNet	$ 272,859,296
Holdings Count | Holding	60
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$272,859,296
Total number of portfolio holdings	60
Portfolio turnover for the reporting period	42%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	28.4%
Information Technology	25.1%
Health Care	13.3%
Consumer Discretionary	10.8%
Financials	10.0%
Energy	3.6%
Communication Services	3.5%
Utilities	1.7%
Materials	0.5%

Asset Categories

Table Summary
Common Stocks	96.9%
Money Market Funds	4.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Vertiv Holdings Co., Class A	4.2%
Axon Enterprise, Inc.	4.0%
Snowflake, Inc.	3.7%
Howmet Aerospace, Inc.	3.5%
Comfort Systems USA, Inc.	3.3%
Cloudflare, Inc., Class A	3.0%
Quanta Services, Inc.	3.0%
Astera Labs, Inc.	2.6%
Ascendis Pharma AS	2.5%
Cencora, Inc.	2.4%

Material Fund Change [Text Block]
C000087801
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Westfield Mid Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP® – Westfield Mid Cap Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$58	1.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.07%	[20]
AssetsNet	$ 272,859,296
Holdings Count | Holding	60
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$272,859,296
Total number of portfolio holdings	60
Portfolio turnover for the reporting period	42%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	28.4%
Information Technology	25.1%
Health Care	13.3%
Consumer Discretionary	10.8%
Financials	10.0%
Energy	3.6%
Communication Services	3.5%
Utilities	1.7%
Materials	0.5%

Asset Categories

Table Summary
Common Stocks	96.9%
Money Market Funds	4.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Vertiv Holdings Co., Class A	4.2%
Axon Enterprise, Inc.	4.0%
Snowflake, Inc.	3.7%
Howmet Aerospace, Inc.	3.5%
Comfort Systems USA, Inc.	3.3%
Cloudflare, Inc., Class A	3.0%
Quanta Services, Inc.	3.0%
Astera Labs, Inc.	2.6%
Ascendis Pharma AS	2.5%
Cencora, Inc.	2.4%

Material Fund Change [Text Block]
C000087794
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Westfield Select Large Cap Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP® – Westfield Select Large Cap Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$36	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[21]
AssetsNet	$ 1,737,635,264
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,737,635,264
Total number of portfolio holdings	36
Portfolio turnover for the reporting period	61%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	21.6%
Technology Hardware, Storage & Peripherals	7.8%
Systems Software	6.1%
Internet Services & Infrastructure	3.6%
Semiconductor Materials & Equipment	3.5%
Communications Equipment	2.0%

Equity Sector Allocation

Table Summary
Information Technology	44.5%
Industrials	25.2%
Health Care	10.0%
Communication Services	9.8%
Consumer Discretionary	4.5%
Financials	4.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	11.6%
Alphabet, Inc., Class A	7.2%
Apple, Inc.	6.5%
Broadcom, Inc.	4.7%
Microsoft Corp.	4.5%
Ascendis Pharma AS	4.3%
Eli Lilly & Co.	4.2%
Comfort Systems USA, Inc.	4.1%
Axon Enterprise, Inc.	4.0%
Howmet Aerospace, Inc.	3.4%

Material Fund Change [Text Block]
C000087795
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Westfield Select Large Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP® – Westfield Select Large Cap Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$49	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[22]
AssetsNet	$ 1,737,635,264
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,737,635,264
Total number of portfolio holdings	36
Portfolio turnover for the reporting period	61%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	21.6%
Technology Hardware, Storage & Peripherals	7.8%
Systems Software	6.1%
Internet Services & Infrastructure	3.6%
Semiconductor Materials & Equipment	3.5%
Communications Equipment	2.0%

Equity Sector Allocation

Table Summary
Information Technology	44.5%
Industrials	25.2%
Health Care	10.0%
Communication Services	9.8%
Consumer Discretionary	4.5%
Financials	4.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	11.6%
Alphabet, Inc., Class A	7.2%
Apple, Inc.	6.5%
Broadcom, Inc.	4.7%
Microsoft Corp.	4.5%
Ascendis Pharma AS	4.3%
Eli Lilly & Co.	4.2%
Comfort Systems USA, Inc.	4.1%
Axon Enterprise, Inc.	4.0%
Howmet Aerospace, Inc.	3.4%

Material Fund Change [Text Block]
C000209985
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Aggressive Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$6	0.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[23]
AssetsNet	$ 2,689,572,482
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,689,572,482
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	3%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	80.6%
Fixed Income Funds	16.0%
Money Market Funds	2.5%
Other	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.1%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	6.8%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	6.2%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.2%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	5.7%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.4%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.8%
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.5%

C000087784
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Aggressive Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$19	0.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[24]
AssetsNet	$ 2,689,572,482
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,689,572,482
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	3%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	80.6%
Fixed Income Funds	16.0%
Money Market Funds	2.5%
Other	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.1%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	6.8%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	6.2%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.2%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	5.7%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.4%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.8%
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.5%

C000087785
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Aggressive Portfolio
Class Name	Class 4
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$19	0.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[25]
AssetsNet	$ 2,689,572,482
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,689,572,482
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	3%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	80.6%
Fixed Income Funds	16.0%
Money Market Funds	2.5%
Other	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.1%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	6.8%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	6.2%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.2%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	5.7%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.4%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.8%
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.5%

C000209989
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Conservative Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$7	0.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[26]
AssetsNet	$ 771,465,206
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$771,465,206
Total number of portfolio holdings	35
Portfolio turnover for the reporting period	3%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	74.0%
Equity Funds	18.9%
Money Market Funds	6.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.6%
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	15.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	7.5%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	3.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	2.0%

C000087827
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Conservative Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[27]
AssetsNet	$ 771,465,206
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$771,465,206
Total number of portfolio holdings	35
Portfolio turnover for the reporting period	3%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	74.0%
Equity Funds	18.9%
Money Market Funds	6.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.6%
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	15.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	7.5%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	3.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	2.0%

C000087826
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Conservative Portfolio
Class Name	Class 4
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[28]
AssetsNet	$ 771,465,206
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$771,465,206
Total number of portfolio holdings	35
Portfolio turnover for the reporting period	3%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	74.0%
Equity Funds	18.9%
Money Market Funds	6.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.6%
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	15.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	7.5%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	3.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	2.0%

C000209990
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Volatility Moderate Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[29]
AssetsNet	$ 11,233,326,903
Holdings Count | Holding	284
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$11,233,326,903
Total number of portfolio holdings	284
Portfolio turnover for the reporting period	99%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	9.8%
Equity Risk	9.0%
Interest Rate Risk	4.5%
Credit Risk	2.9%
Short
Equity Risk	27.8%
Foreign Exchange Risk	7.4%
Interest Rate Risk	0.1%

Asset Categories

Table Summary
Equity Funds	48.3%
Fixed Income Funds	25.3%
Money Market Funds	14.7%
Residential Mortgage-Backed Securities - Agency	8.0%
Exchange-Traded Fixed Income Funds	5.1%
Exchange-Traded Equity Funds	4.6%
Other	1.1%

C000112515
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Volatility Moderate Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$25	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[30]
AssetsNet	$ 11,233,326,903
Holdings Count | Holding	284
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$11,233,326,903
Total number of portfolio holdings	284
Portfolio turnover for the reporting period	99%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	9.8%
Equity Risk	9.0%
Interest Rate Risk	4.5%
Credit Risk	2.9%
Short
Equity Risk	27.8%
Foreign Exchange Risk	7.4%
Interest Rate Risk	0.1%

Asset Categories

Table Summary
Equity Funds	48.3%
Fixed Income Funds	25.3%
Money Market Funds	14.7%
Residential Mortgage-Backed Securities - Agency	8.0%
Exchange-Traded Fixed Income Funds	5.1%
Exchange-Traded Equity Funds	4.6%
Other	1.1%

C000209987
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderate Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$7	0.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[31]
AssetsNet	$ 13,642,959,249
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$13,642,959,249
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	2%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	48.7%
Fixed Income Funds	45.2%
Money Market Funds	5.3%
Other	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	11.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	8.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.7%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.5%

C000087822
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderate Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[32]
AssetsNet	$ 13,642,959,249
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$13,642,959,249
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	2%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	48.7%
Fixed Income Funds	45.2%
Money Market Funds	5.3%
Other	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	11.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	8.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.7%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.5%

C000087823
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderate Portfolio
Class Name	Class 4
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[33]
AssetsNet	$ 13,642,959,249
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$13,642,959,249
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	2%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	48.7%
Fixed Income Funds	45.2%
Money Market Funds	5.3%
Other	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	11.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	8.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.7%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	5.6%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.5%

C000209986
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Aggressive Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$7	0.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[34]
AssetsNet	$ 6,259,625,992
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,259,625,992
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	2%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	63.7%
Fixed Income Funds	30.3%
Money Market Funds	5.1%
Other	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.6%
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	6.8%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	6.7%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	5.6%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.2%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	4.9%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.8%

C000087806
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Aggressive Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$20	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[35]
AssetsNet	$ 6,259,625,992
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,259,625,992
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	2%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	63.7%
Fixed Income Funds	30.3%
Money Market Funds	5.1%
Other	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.6%
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	6.8%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	6.7%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	5.6%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.2%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	4.9%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.8%

C000087807
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Aggressive Portfolio
Class Name	Class 4
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$20	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[36]
AssetsNet	$ 6,259,625,992
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,259,625,992
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	2%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	63.7%
Fixed Income Funds	30.3%
Money Market Funds	5.1%
Other	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.6%
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	6.8%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	6.7%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	5.6%
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.2%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	4.9%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.8%

C000209988
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Conservative Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$7	0.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[37]
AssetsNet	$ 1,905,559,790
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,905,559,790
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	2%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	59.8%
Equity Funds	33.4%
Money Market Funds	6.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	12.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.1%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	4.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.1%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	2.6%

C000087824
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Conservative Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[38]
AssetsNet	$ 1,905,559,790
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,905,559,790
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	2%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	59.8%
Equity Funds	33.4%
Money Market Funds	6.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	12.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.1%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	4.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.1%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	2.6%

C000087825
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Conservative Portfolio
Class Name	Class 4
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[39]
AssetsNet	$ 1,905,559,790
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,905,559,790
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	2%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	59.8%
Equity Funds	33.4%
Money Market Funds	6.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP® – Fidelity Institutional AM® Total Bond Fund, Class 1 Shares	12.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP® – TCW Total Return Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Select Corporate Income Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.1%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Cornerstone Equity Fund, Class 1 Shares	4.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.1%
Columbia Variable Portfolio – Cornerstone Growth Fund, Class 1 Shares	2.6%

C000087798
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Core Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Partners Core Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$24	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[40]
AssetsNet	$ 3,712,576,789
Holdings Count | Holding	2,340
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,712,576,789
Total number of portfolio holdings	2,340
Portfolio turnover for the reporting period	161%

Holdings [Text Block]

Asset Categories

Table Summary
Corporate Bonds	30.1%
Agency Mortgage-Backed Securities	24.4%
U.S. Treasury Obligations	21.6%
Non-Agency Asset-Backed Securities	10.9%
Agency Collateralized Mortgage Obligation Securities	5.6%
Money Market Funds	3.8%
Agency Commercial Mortgage-Backed Securities	2.0%
Non-Agency Commercial Mortgage-Backed Securities	2.0%
Non-Agency Collateralized Mortgage Obligation Securities	1.3%
Foreign Government Obligations	1.0%
Other	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
U.S. Treasury Notes 4.125% 06/30/2031	1.9%
U.S. Treasury Notes 4.375% 05/15/2036	1.5%
U.S. Treasury Notes 3.625% 08/31/2030	1.4%
U.S. Treasury Bonds 5.000% 05/15/2046	1.4%
Uniform Mortgage-Backed Security, TBA 5.000% 07/01/2056	1.3%
U.S. Treasury Bonds 4.750% 02/15/2056	1.1%
U.S. Treasury Notes 4.250% 06/30/2033	1.0%
U.S. Treasury Notes 4.125% 06/30/2028	0.8%
Uniform Mortgage-Backed Security, TBA 5.500% 07/01/2056	0.7%
U.S. Treasury Notes 4.125% 06/15/2029	0.7%

C000087799
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Core Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Partners Core Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[41]
AssetsNet	$ 3,712,576,789
Holdings Count | Holding	2,340
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,712,576,789
Total number of portfolio holdings	2,340
Portfolio turnover for the reporting period	161%

Holdings [Text Block]

Asset Categories

Table Summary
Corporate Bonds	30.1%
Agency Mortgage-Backed Securities	24.4%
U.S. Treasury Obligations	21.6%
Non-Agency Asset-Backed Securities	10.9%
Agency Collateralized Mortgage Obligation Securities	5.6%
Money Market Funds	3.8%
Agency Commercial Mortgage-Backed Securities	2.0%
Non-Agency Commercial Mortgage-Backed Securities	2.0%
Non-Agency Collateralized Mortgage Obligation Securities	1.3%
Foreign Government Obligations	1.0%
Other	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
U.S. Treasury Notes 4.125% 06/30/2031	1.9%
U.S. Treasury Notes 4.375% 05/15/2036	1.5%
U.S. Treasury Notes 3.625% 08/31/2030	1.4%
U.S. Treasury Bonds 5.000% 05/15/2046	1.4%
Uniform Mortgage-Backed Security, TBA 5.000% 07/01/2056	1.3%
U.S. Treasury Bonds 4.750% 02/15/2056	1.1%
U.S. Treasury Notes 4.250% 06/30/2033	1.0%
U.S. Treasury Notes 4.125% 06/30/2028	0.8%
Uniform Mortgage-Backed Security, TBA 5.500% 07/01/2056	0.7%
U.S. Treasury Notes 4.125% 06/15/2029	0.7%

C000088789
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Core Equity Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Partners Core Equity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$35	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[42]
AssetsNet	$ 2,237,951,576
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,237,951,576
Total number of portfolio holdings	124
Portfolio turnover for the reporting period	29%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	34.5%
Financials	13.8%
Communication Services	10.6%
Consumer Discretionary	10.1%
Health Care	9.7%
Industrials	8.0%
Energy	3.3%
Consumer Staples	3.2%
Utilities	2.5%
Materials	2.4%
Other	1.5%

Asset Categories

Table Summary
Common Stocks	99.6%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.1%
Apple, Inc.	6.5%
Broadcom, Inc.	3.8%
Amazon.com, Inc.	3.7%
Microsoft Corp.	3.6%
Alphabet, Inc., Class C	3.5%
Alphabet, Inc., Class A	3.4%
Advanced Micro Devices, Inc.	2.4%
American Express Co.	1.6%
Micron Technology, Inc.	1.6%

Material Fund Change [Text Block]
C000088790
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Core Equity Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Partners Core Equity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$48	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%	[43]
AssetsNet	$ 2,237,951,576
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,237,951,576
Total number of portfolio holdings	124
Portfolio turnover for the reporting period	29%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	34.5%
Financials	13.8%
Communication Services	10.6%
Consumer Discretionary	10.1%
Health Care	9.7%
Industrials	8.0%
Energy	3.3%
Consumer Staples	3.2%
Utilities	2.5%
Materials	2.4%
Other	1.5%

Asset Categories

Table Summary
Common Stocks	99.6%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.1%
Apple, Inc.	6.5%
Broadcom, Inc.	3.8%
Amazon.com, Inc.	3.7%
Microsoft Corp.	3.6%
Alphabet, Inc., Class C	3.5%
Alphabet, Inc., Class A	3.4%
Advanced Micro Devices, Inc.	2.4%
American Express Co.	1.6%
Micron Technology, Inc.	1.6%

Material Fund Change [Text Block]
C000055696
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Core Equity Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Partners Core Equity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$41	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[44]
AssetsNet	$ 2,237,951,576
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,237,951,576
Total number of portfolio holdings	124
Portfolio turnover for the reporting period	29%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	34.5%
Financials	13.8%
Communication Services	10.6%
Consumer Discretionary	10.1%
Health Care	9.7%
Industrials	8.0%
Energy	3.3%
Consumer Staples	3.2%
Utilities	2.5%
Materials	2.4%
Other	1.5%

Asset Categories

Table Summary
Common Stocks	99.6%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.1%
Apple, Inc.	6.5%
Broadcom, Inc.	3.8%
Amazon.com, Inc.	3.7%
Microsoft Corp.	3.6%
Alphabet, Inc., Class C	3.5%
Alphabet, Inc., Class A	3.4%
Advanced Micro Devices, Inc.	2.4%
American Express Co.	1.6%
Micron Technology, Inc.	1.6%

Material Fund Change [Text Block]
C000087792
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Core Equity Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Partners International Core Equity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$42	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[45]
AssetsNet	$ 1,909,637,382
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,909,637,382
Total number of portfolio holdings	49
Portfolio turnover for the reporting period	18%

Holdings [Text Block]

Geographic Allocation

Table Summary
United Kingdom	17.7%
Japan	17.1%
United States	15.7%
Switzerland	8.5%
Germany	7.4%
France	6.6%
Netherlands	6.4%
Singapore	2.9%
China	2.8%
Taiwan	2.3%
Other	12.8%

Equity Sector Allocation

Table Summary
Industrials	21.5%
Financials	21.0%
Health Care	14.8%
Information Technology	14.4%
Consumer Discretionary	12.5%
Consumer Staples	7.3%
Communication Services	4.1%
Energy	2.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
ASML Holding NV	6.4%
AstraZeneca PLC	3.6%
Roche Holding AG	3.6%
Cie Financiere Richemont SA, Class A	3.1%
Siemens AG	2.9%
HSBC Holdings PLC	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.7%
Shell PLC	2.7%
Recruit Holdings Co. Ltd.	2.5%
SAP SE	2.5%

Material Fund Change [Text Block]
C000087793
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Core Equity Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Partners International Core Equity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$55	1.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[46]
AssetsNet	$ 1,909,637,382
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,909,637,382
Total number of portfolio holdings	49
Portfolio turnover for the reporting period	18%

Holdings [Text Block]

Geographic Allocation

Table Summary
United Kingdom	17.7%
Japan	17.1%
United States	15.7%
Switzerland	8.5%
Germany	7.4%
France	6.6%
Netherlands	6.4%
Singapore	2.9%
China	2.8%
Taiwan	2.3%
Other	12.8%

Equity Sector Allocation

Table Summary
Industrials	21.5%
Financials	21.0%
Health Care	14.8%
Information Technology	14.4%
Consumer Discretionary	12.5%
Consumer Staples	7.3%
Communication Services	4.1%
Energy	2.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
ASML Holding NV	6.4%
AstraZeneca PLC	3.6%
Roche Holding AG	3.6%
Cie Financiere Richemont SA, Class A	3.1%
Siemens AG	2.9%
HSBC Holdings PLC	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.7%
Shell PLC	2.7%
Recruit Holdings Co. Ltd.	2.5%
SAP SE	2.5%

Material Fund Change [Text Block]
C000087832
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Partners International Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$43	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[47]
AssetsNet	$ 1,408,901,331
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,408,901,331
Total number of portfolio holdings	96
Portfolio turnover for the reporting period	37%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	23.3%
United Kingdom	10.5%
Netherlands	7.3%
Switzerland	6.7%
France	6.5%
Taiwan	6.3%
Italy	5.8%
Spain	4.4%
United States	3.6%
Hong Kong	3.1%
Other	22.0%

Equity Sector Allocation

Table Summary
Information Technology	24.0%
Industrials	19.1%
Financials	15.9%
Health Care	13.3%
Consumer Discretionary	9.3%
Materials	4.7%
Utilities	4.6%
Energy	3.1%
Communication Services	2.1%
Consumer Staples	1.1%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
ASML Holding NV	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Murata Manufacturing Co. Ltd.	2.9%
SK Hynix, Inc.	2.9%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AIA Group Ltd.	2.1%
ABB Ltd.	2.0%
Prysmian SpA	2.0%
Fujikura Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria SA	1.9%

Material Fund Change [Text Block]
C000087833
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Partners International Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$57	1.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.06%	[48]
AssetsNet	$ 1,408,901,331
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,408,901,331
Total number of portfolio holdings	96
Portfolio turnover for the reporting period	37%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	23.3%
United Kingdom	10.5%
Netherlands	7.3%
Switzerland	6.7%
France	6.5%
Taiwan	6.3%
Italy	5.8%
Spain	4.4%
United States	3.6%
Hong Kong	3.1%
Other	22.0%

Equity Sector Allocation

Table Summary
Information Technology	24.0%
Industrials	19.1%
Financials	15.9%
Health Care	13.3%
Consumer Discretionary	9.3%
Materials	4.7%
Utilities	4.6%
Energy	3.1%
Communication Services	2.1%
Consumer Staples	1.1%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
ASML Holding NV	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Murata Manufacturing Co. Ltd.	2.9%
SK Hynix, Inc.	2.9%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AIA Group Ltd.	2.1%
ABB Ltd.	2.0%
Prysmian SpA	2.0%
Fujikura Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria SA	1.9%

Material Fund Change [Text Block]
C000087834
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Value Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Partners International Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$42	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[49]
AssetsNet	$ 1,583,717,757
Holdings Count | Holding	160
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,583,717,757
Total number of portfolio holdings	160
Portfolio turnover for the reporting period	12%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	20.1%
France	12.6%
United Kingdom	12.3%
Germany	12.1%
United States	8.3%
Netherlands	5.4%
Switzerland	3.7%
China	3.5%
South Korea	2.9%
Ireland	2.5%
Other	15.8%

Equity Sector Allocation

Table Summary
Financials	25.3%
Industrials	13.8%
Consumer Discretionary	12.5%
Health Care	11.6%
Information Technology	10.8%
Consumer Staples	8.4%
Materials	5.5%
Energy	4.7%
Communication Services	2.2%
Utilities	2.0%
Other	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
ING Groep NV	1.7%
GSK PLC	1.7%
Daikin Industries Ltd.	1.7%
Reckitt Benckiser Group PLC	1.6%
Roche Holding AG	1.6%
ASML Holding NV	1.5%
Sumitomo Mitsui Financial Group, Inc.	1.5%
Cie Generale des Etablissements Michelin SCA	1.5%
Julius Baer Group Ltd.	1.5%
Sanofi SA	1.4%

Material Fund Change [Text Block]
C000087835
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Value Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Partners International Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$55	1.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%	[50]
AssetsNet	$ 1,583,717,757
Holdings Count | Holding	160
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,583,717,757
Total number of portfolio holdings	160
Portfolio turnover for the reporting period	12%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	20.1%
France	12.6%
United Kingdom	12.3%
Germany	12.1%
United States	8.3%
Netherlands	5.4%
Switzerland	3.7%
China	3.5%
South Korea	2.9%
Ireland	2.5%
Other	15.8%

Equity Sector Allocation

Table Summary
Financials	25.3%
Industrials	13.8%
Consumer Discretionary	12.5%
Health Care	11.6%
Information Technology	10.8%
Consumer Staples	8.4%
Materials	5.5%
Energy	4.7%
Communication Services	2.2%
Utilities	2.0%
Other	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
ING Groep NV	1.7%
GSK PLC	1.7%
Daikin Industries Ltd.	1.7%
Reckitt Benckiser Group PLC	1.6%
Roche Holding AG	1.6%
ASML Holding NV	1.5%
Sumitomo Mitsui Financial Group, Inc.	1.5%
Cie Generale des Etablissements Michelin SCA	1.5%
Julius Baer Group Ltd.	1.5%
Sanofi SA	1.4%

Material Fund Change [Text Block]
C000087812
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Small Cap Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$48	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.85%	[51]
AssetsNet	$ 375,342,009
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$375,342,009
Total number of portfolio holdings	176
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Health Care	25.3%
Industrials	25.2%
Information Technology	20.9%
Financials	9.2%
Consumer Discretionary	9.1%
Materials	3.5%
Energy	3.2%
Consumer Staples	1.5%
Real Estate	0.6%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.7%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Guardant Health, Inc.	1.8%
Moog, Inc., Class A	1.8%
Materion Corp.	1.8%
Onto Innovation, Inc.	1.6%
Allegro MicroSystems, Inc.	1.5%
Glaukos Corp.	1.5%
StoneX Group, Inc.	1.5%
JFrog Ltd.	1.4%
Protagonist Therapeutics, Inc.	1.4%
Alkermes PLC	1.3%

Material Fund Change [Text Block]
C000087813
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Small Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$62	1.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.10%	[52]
AssetsNet	$ 375,342,009
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$375,342,009
Total number of portfolio holdings	176
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Health Care	25.3%
Industrials	25.2%
Information Technology	20.9%
Financials	9.2%
Consumer Discretionary	9.1%
Materials	3.5%
Energy	3.2%
Consumer Staples	1.5%
Real Estate	0.6%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.7%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Guardant Health, Inc.	1.8%
Moog, Inc., Class A	1.8%
Materion Corp.	1.8%
Onto Innovation, Inc.	1.6%
Allegro MicroSystems, Inc.	1.5%
Glaukos Corp.	1.5%
StoneX Group, Inc.	1.5%
JFrog Ltd.	1.4%
Protagonist Therapeutics, Inc.	1.4%
Alkermes PLC	1.3%

Material Fund Change [Text Block]
C000088781
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Small Cap Value Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$47	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.84%	[53]
AssetsNet	$ 440,143,749
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$440,143,749
Total number of portfolio holdings	176
Portfolio turnover for the reporting period	36%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	25.3%
Financials	21.0%
Information Technology	11.4%
Consumer Discretionary	7.7%
Health Care	7.6%
Materials	7.0%
Real Estate	6.3%
Energy	5.3%
Utilities	3.2%
Consumer Staples	1.1%
Other	1.1%

Asset Categories

Table Summary
Common Stocks	97.0%
Money Market Funds	1.2%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Mercury Systems, Inc.	2.5%
Timken Co.	2.3%
Belden, Inc.	1.6%
National Bank Holdings Corp., Class A	1.5%
Valmont Industries, Inc.	1.5%
Seacoast Banking Corp. of Florida	1.4%
Ingevity Corp.	1.3%
Texas Capital Bancshares, Inc.	1.2%
ICU Medical, Inc.	1.2%
Eagle Materials, Inc.	1.2%

Material Fund Change [Text Block]
C000088782
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Small Cap Value Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$61	1.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.09%	[54]
AssetsNet	$ 440,143,749
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$440,143,749
Total number of portfolio holdings	176
Portfolio turnover for the reporting period	36%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	25.3%
Financials	21.0%
Information Technology	11.4%
Consumer Discretionary	7.7%
Health Care	7.6%
Materials	7.0%
Real Estate	6.3%
Energy	5.3%
Utilities	3.2%
Consumer Staples	1.1%
Other	1.1%

Asset Categories

Table Summary
Common Stocks	97.0%
Money Market Funds	1.2%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Mercury Systems, Inc.	2.5%
Timken Co.	2.3%
Belden, Inc.	1.6%
National Bank Holdings Corp., Class A	1.5%
Valmont Industries, Inc.	1.5%
Seacoast Banking Corp. of Florida	1.4%
Ingevity Corp.	1.3%
Texas Capital Bancshares, Inc.	1.2%
ICU Medical, Inc.	1.2%
Eagle Materials, Inc.	1.2%

Material Fund Change [Text Block]
C000055690
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Small Cap Value Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$53	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.96%	[55]
AssetsNet	$ 440,143,749
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$440,143,749
Total number of portfolio holdings	176
Portfolio turnover for the reporting period	36%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	25.3%
Financials	21.0%
Information Technology	11.4%
Consumer Discretionary	7.7%
Health Care	7.6%
Materials	7.0%
Real Estate	6.3%
Energy	5.3%
Utilities	3.2%
Consumer Staples	1.1%
Other	1.1%

Asset Categories

Table Summary
Common Stocks	97.0%
Money Market Funds	1.2%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Mercury Systems, Inc.	2.5%
Timken Co.	2.3%
Belden, Inc.	1.6%
National Bank Holdings Corp., Class A	1.5%
Valmont Industries, Inc.	1.5%
Seacoast Banking Corp. of Florida	1.4%
Ingevity Corp.	1.3%
Texas Capital Bancshares, Inc.	1.2%
ICU Medical, Inc.	1.2%
Eagle Materials, Inc.	1.2%

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